Subsequent Events - Additional information (Detail) $ in Millions	Feb. 28, 2021 USD ($)
Collaboration Agreements With Tracon Pharmaceuticals Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Termination fee payable	$ 9.0